Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from related parties	$ 4,169	$ 1,895
Due to related parties	1,740	10,136
Tsakos Columbia Shipmanagement Ltd
Related Party Transaction [Line Items]
Due from related parties	4,169	1,895
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	61	93
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	982	881
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	410	8,766
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 287	$ 396